EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2020, 2019 and 2018, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	16,123	6,889	60,675

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2020	2019	2018
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,813	21,037	21,077